                              [ANNOTATED FORM N-Q]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06590

Morgan Stanley Insured Municipal Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED MUNICIPAL INCOME TRUST
PORTFOLIO OF INVESTMENTS  July 31, 2004 (unaudited)

 PRINCIPAL
 AMOUNT IN                                                                                     COUPON       MATURITY
 THOUSANDS                                                                                      RATE          DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------

            TAX EXEMPT MUNICIPAL BONDS  (139.3%)
            General Obligation  (17.9%)
  $3,000    Los Angeles, California, Ser A (WI)                                                  5.00%       09/01/24    $3,075,150
            District of Columbia,
   5,000        Refg Ser 1993 B (Ambac)                                                          5.50       06/01/09     5,526,600
   6,000        Refg Ser 1993 B (FSA)                                                            5.50       06/01/10     6,670,020
  15,000    Chicago, Illinois, Neighborhoods Alive 21 Ser 2001 A (FGIC)                          5.50       01/01/36    15,555,150
  15,000    Massachusetts, Refg 2003 Ser D (Ambac)                                               5.50       10/01/19    17,016,600
   8,000    Washoe County, Nevada, Reno - Sparks Convention Ltd Tax Ser 1993 A (FGIC)            5.75       07/01/22     8,250,240
            Pennsylvania,
   1,495        First Ser 2003 RITES PA- 1112 A (MBIA)                                           8.451(+/+) 01/01/18     1,659,809
   2,055        First Ser 2003 RITES PA- 1112 B (MBIA)                                           8.451(+/+) 01/01/19     2,260,726
   4,000    Houston, Texas, Public Impr & Refg Ser 2001 B (FSA)                                  5.50       03/01/17     4,368,440
   -----                                                                                                                 ---------
  59,550                                                                                                                64,382,735
  ------                                                                                                                ----------

            Educational Facilities Revenue  (9.8%)
   2,500    University of Arizona COPs 2003 Ser B (Ambac)                                        5.00       06/01/23     2,550,850
   4,000    University of California, Ser 2003 B (Ambac)                                         5.00       05/15/22     4,136,280
   3,000    District of Columbia, American Association for the Advancement of Science
                Ser 1997 (Ambac)                                                                5.125       01/01/27     3,020,040
   8,000    Florida State Board of Education, Capital Outlay Refg 2002 Ser C (MBIA)              5.00       06/01/19     8,398,640
   4,000    Illinois Educational Facilities Authority, DePaul University Refg Ser 1997
                (Ambac)                                                                          5.50       10/01/19     4,356,360
            Kane County,  Illinois
   1,000        School District #129 Ser 2002 A (FGIC)                                           5.75       02/01/20     1,111,370
   2,000        School District #129 Ser 2002 A (FGIC)                                           5.75       02/01/21     2,215,240
   4,000    New Hampshire Health & Education Facilities Authority, University of
                New Hampshire Ser 2001 (Ambac)                                                  5.125       07/01/33     4,047,320
   5,000    New Jersey Educational Facilities Authority, Higher Education Capital
   -----        Impr Fund, Ser 2002 A (Ambac)++                                                  5.25       09/01/21     5,295,100
                                                                                                                        ----------
  33,500                                                                                                                35,131,200
  ------                                                                                                                ----------

            Electric Revenue  (20.3%)
  10,000    California Department of Water Resources, Power Supply Ser 2002 A (Ambac)           5.375       05/01/18    10,825,200
   4,000    Lafayette, California, Utilities (MBIA) (WI)                                         5.25       11/01/25     4,182,040
   3,275    Massachusetts Municipal Wholesale Electric Company, 1993 Ser A (Ambac)               5.00       07/01/10     3,503,497
   5,000    Nebraska Public Power District, 2003 Ser A (Ambac)                                   5.00       01/01/35     5,004,050
   3,000    Long Island Power Authority, New York, Refg Ser 2003 C (FSA)                         5.00       09/01/28     3,014,010
   6,000    North Carolina Municipal Power Agency #1, Catawba Ser 2003 A (MBIA)                  5.25       01/01/19     6,396,660
  10,000    South Carolina Public Service Authority, Ser 2003 A (Ambac)                          5.00       01/01/27    10,089,100
            Lower Colorado River Authority, Texas,
  10,000        Refg Ser 1999 A (FSA)                                                           5.875       05/15/16    11,182,100
   5,000        Refg Ser 2001 (FSA)                                                              5.00       05/15/26     5,015,350
   8,800        Refg Ser 2002 (MBIA)                                                             5.00       05/15/31     8,741,480
   5,000    Intermountain Power Agency, Utah, 2003 Ser A (FSA)                                   5.00       07/01/21     5,150,300
   -----                                                                                                                ----------
  70,075                                                                                                                73,103,787
  ------                                                                                                                ----------

            Hospital Revenue  (7.6%)
   5,000    Mesa Industrial Development Authority, Arizona, Discovery Health Ser 1999 A
            (MBIA)                                                                              5.875       01/01/16     5,595,500
   5,000    Sarasota County Public Hospital Board, Florida, Sarasota Memorial Hospital
            Refg Ser 1998 B (MBIA)                                                               5.25       07/01/24     5,296,250
   5,500    Massachusetts Health & Educational Facilities Authority, Lahey Clinic
            Medical Center Ser B (MBIA)                                                         5.625       07/01/15     5,568,145
   2,000    Missouri Health & Educational Facilities Authority, SSM Health Care Ser
                1998 A (MBIA)                                                                    5.00       06/01/22     2,026,620

            Amarillo Health Facilities Corporation, Texas,
   3,020        Baptist St Anthony's Hospital Ser 1998 (FSA)                                     5.50      01/01/16      3,316,987
   5,075        Baptist St Anthony's Hospital Ser 1998 (FSA)                                     5.50      01/01/17      5,566,311
   -----                                                                                                                ----------
  25,595                                                                                                                27,369,813
  ------                                                                                                                ----------

            Industrial Development/Pollution Control Revenue  (7.9%)
   7,500    Adams County, Colorado, Public Service Co of Colorado Refg 1993 Ser A (MBIA)        5.875      04/01/14      7,527,300
   5,000    Hawaiian Department of Budget and Finance, Hawaiian Electric Co Ser 1999 C
                (AMT) (Ambac)                                                                    6.20      11/01/29      5,524,200
  12,000    Indiana Development Finance Authority, PSI Energy Inc Ser 1993 B (AMT)
                (MBIA)                                                                           5.75      02/15/28     12,147,600
   3,000    New York State Energy Research & Development Authority, Brooklyn Union Gas
                Co 1991 Ser D (AMT) (MBIA)                                                      9.972(+/+) 07/08/26      3,122,850
                                                                                                                        ----------
  27,500                                                                                                                28,321,950
  ------                                                                                                                ----------

            Public Facilities Revenue  (9.6%)
   3,000    San Jose Financing Authority, California, Civic Center Ser 2002 (Ambac)              5.00      06/01/37      2,970,180
  15,000    Miami-Dade County School Board, Florida, 2003 Ser A (FGIC)                           5.00      08/01/29     15,037,650
   3,000    Orange County School Board, Florida Ser 2001 A COPs (Ambac)                          5.25      08/01/14      3,291,420
   4,000    Kentucky Property & Building Commission, Project # 79 (MBIA)                         5.00      10/01/22      4,113,840
   4,200    New York State Dormitory Authority, School Districts 2002 Ser E (MBIA)               5.50      10/01/17      4,655,196
   4,000    Puerto Rico Public Buildings Authority, Ref Govt Ser J (Ambac)                       5.00      07/01/36      4,309,880
   -----                                                                                                                ----------
  33,200                                                                                                                34,378,166
  ------                                                                                                                ----------

            Recreational Facilities Revenue  (2.7%)
            Metropolitan Pier & Exposition Authority, Illinois,
   3,000        McCormick Place Refg Ser 2002 B (MBIA)                                           0.00#     06/15/18      2,139,060
   5,000        McCormick Place Ser 2002 A (MBIA)                                                5.25      06/15/42      5,065,150
   2,400    Marion County Convention & Recreational Facilities Authority, Indiana, Refg
   -----    Ser 2003 A (Ambac)                                                                   5.00      06/01/19      2,489,208
                                                                                                                         ---------
  10,400                                                                                                                 9,693,418
  ------                                                                                                                 ---------

            Transportation Facilities Revenue  (29.9%)
            California Infrastructure & Economic Development Bank,
   5,000        Bay Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (FGIC)              5.00      07/01/29      5,019,450
  10,000        Bay Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (Ambac)             5.00      07/01/33     10,017,400
   9,000    Long Beach California, Harbor Refg Ser 1998 A (AMT) (FGIC)                           6.00      05/15/18     10,260,630
   5,000    Atlanta, Georgia Airport Passenger Facilities General Sub Lien Ser C 2004            5.00      01/01/33      4,988,500
   4,000    Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA)                      5.50      01/01/15      4,476,240
   5,000    Minneapolis - St Paul Metropolitan Airports Commission, Minnesota,
                Ser 2001 C (FGIC)                                                                5.25      01/01/32      5,121,450
   3,000    St Louis,  Missouri, Lambert Int'l Airport Ser 2001 A (MBIA)                         5.00      07/01/20      3,083,730
   9,000    Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier
                Ser 2000 (Ambac)                                                                5.375      01/01/40      9,200,970
            Metropolitan Transportation Authority, New York,
   3,000        Dedicated Tax Fund Ser 2002 A (FSA)                                              5.25      11/15/24      3,136,110
  10,000        Transportation Refg Ser 2002 A (FGIC)                                            5.00      11/15/25     10,158,700
   4,000    Port Authority of New York & New Jersey, Cons 135 Ser (MBIA)**                       5.00      09/15/29      4,005,000
  10,000    Triborough Bridge & Tunnel Authority, New York, Refg 2002 E (MBIA)                   5.25      11/15/22     10,581,000
   5,000    South Carolina Transportation Infrastructure Bank, Ser 1999 A (Ambac)                5.50      10/01/16      5,509,900
   9,000    Dallas - Fort Worth Int'l Airport, Texas, Ser 2003 A (AMT) (FSA)                    5.375      11/01/22      9,376,830
   4,000    Texas Turnpike Authority, Central Texas First Tier Ser 2002 A (Ambac)                5.50      08/15/39      4,178,360
   3,000    Richmond Metropolitan Authority, Virginia, Refg Ser 2002 (FGIC)                      5.25      07/15/22      3,284,820
   5,000    Port of Seattle, Washington, Ser 2001 B (AMT) (MBIA)                                5.625      02/01/24      5,246,400
   -----                                                                                                                 ---------
 103,000                                                                                                               107,645,490
 -------                                                                                                               -----------

            Water & Sewer Revenue  (23.4%)
   5,000    Los Angeles, California Dept of Water & Power Ser C                                  5.00      07/01/24      5,123,650
   4,000    Oxnard Financing Authority, California, Water Ser 2004 (XLCA)                        5.00      06/01/28      3,969,440
   5,000    San Diego County Water Authority, California, Ser 2002A COPs (MBIA)                  5.00      05/01/27      5,011,900
   1,000    Lee County,  Florida, Water & Sewer Ser B (MBIA)                                     5.00      10/01/29      1,005,410
   5,000    Tampa Bay Water Authority, Florida, Ser 2001 A (FGIC)                                5.00      10/01/28      5,025,100
            Detroit,  Michigan,
   3,000        Sewage Disposal System, Ser 2001 A (FGIC)                                       5.125      07/01/31      3,022,980
   3,000        Sewage Refg Ser 2003 A (FSA)                                                     5.00      07/01/26      3,013,800
   8,000        Sewage Refg Ser 2003 A (FSA)                                                     5.00      07/01/28      8,007,120
   5,080    Las Vegas Water District, Nevada, Impr & Refg Ser 2003 A (FGIC)                      5.25      06/01/19      5,422,138

            Cleveland, Ohio,
   1,500        Waterworks Impr & Refg 2002 Ser K (FGIC)                                       5.25      01/01/20        1,588,185
   1,300        Waterworks Impr & Refg 2002 Ser K (FGIC)                                       5.25      01/01/21        1,369,680
   2,000        Waterworks Impr & Refg 1998 Ser I (FSA)                                        5.00      01/01/23        2,032,160
   4,000    Allegheny County Sanitary Authority, Pennsylvania, Sewer Ser 2000 (MBIA)           5.50      12/01/24        4,241,960
   5,000    Philadelphia, Pennsylvania, Water & Wastewater Ser 1998 (Ambac)                    5.25      12/15/14        5,532,950
  15,000    Houston, Texas, Combined Utility System Refg 2004 Ser A (FGIC)                     5.25      05/15/23       15,766,649
   5,000    King County, Washington, Sewer Refg 2001 (FGIC)                                    5.00      01/01/31        4,981,600
            Seattle, Washington,
   2,890        Water System Refg 2003                                                         5.00      09/01/20        2,995,601
   2,870        Water System Refg 2003                                                         5.00      09/01/23        2,927,630
   2,900    West Virginia Water Development Authority, Refg Ser B (Ambac)                      5.25      11/01/23        3,063,444
   -----                                                                                                                 ---------
  81,540                                                                                                                84,101,397
  ------                                                                                                                ----------

            Other Revenue  (5.4%)
   7,000    California, Economic Recovery, Ser 2004 A (MBIA)                                   5.00      07/01/15        7,571,270
            New York City Transitional Finance Authority, New York,
   3,575        2004 Ser C (MBIA)                                                              5.00      02/01/20        3,741,523
   2,000        2000 Ser C (Ambac)                                                             5.25      08/01/21        2,119,860
   2,500        2000 Ser C (Ambac)                                                             5.25      08/01/22        2,639,450
   3,000    Alexandria Industrial Development Authority, Virginia, Institute
   -----        for Defense Analysis Ser 2000A (Ambac)                                         5.90      10/01/30        3,278,850
                                                                                                                         ---------
  18,075                                                                                                                19,350,953
  ------                                                                                                                ----------

            Refunded (4.8%)
   5,000    Allegheny County Hospital Development Authority, Pennsylvania,
                Pittsburgh Mercy Health Ser 1996 (Ambac) (ETM)                                5.625      08/15/18        5,380,500
   1,600    Redding, California, Electric  Ser 1993 A COPs (FGIC)                             9.877(+/+) 06/01/05+       1,640,992
  10,000    Rhode Island Depositors Economic Protection Corporation, Refg 1992 Ser B
  ------        (MBIA) (ETM)                                                                   6.00      08/01/17       10,244,400
                                                                                                                        ----------
  16,600                                                                                                                17,265,892
  ------                                                                                                                ----------

 479,035    TOTAL TAX - EXEMPT MUNICIPAL BONDS (COST $484,448,222)                                                     500,744,801
 -------                                                                                                               -----------

            SHORT-TERM TAX - EXEMPT MUNICIPAL OBLIGATIONS (4.4%)
   4,360    Idaho Health Facilities Authority, St Lukes Regional Medical Center
                Ser 2000(FSA) (Demand 08/02/04)                                               1.12*      07/01/30        4,360,000
   8,700    Indiana Health Facility Financing Authority, Clarian Health Ser 2000 B
            (Demand 08/02/04)                                                                 1.12*      03/01/30        8,700,000
   2,600    Missouri Health & Educational Facilities Authority, Cox Health System Ser
   -----    1997 (MBIA) (Demand 08/02/04)                                                     1.10*      06/01/15        2,600,000
                                                                                                                         ---------
  15,660    TOTAL SHORT-TERM TAX - EXEMPT MUNICIPAL OBLIGATIONS  (COST $15,660,000)                                     15,660,000
  ------                                                                                                                ----------

$494,695    TOTAL INVESTMENTS (COST $500,108,222)(a) (b)                                                  143.7%       516,404,801
========
            LIABILITIES IN EXCESS OF OTHER ASSETS                                                          (0.5)        (1,805,383)

            PREFERRED SHARES OF BENEFICIAL INTEREST                                                       (43.2)      (155,179,794)
                                                                                                          ------     -------------
            NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
                                                                                                          100.0%      $359,419,624
                                                                                                          ======      ============

     Note:     The categories of investments are shown as a percentage of net assets applicable to common shareholders.

      AMT      Alternative Minimum Tax.

     COPs      Certificates of Participation.

      ETM      Escrowed to maturity.

     RITES     Residual Interest Tax - Exempt Securities.

      WI       Security purchased on a when-issued basis.

       +       Prerefunded to call date shown.

       ++      A portion of this security has been physically segregated in connection with open futures contracts in the amount of
               $1,240,000.

    (+/+)      Current coupon rate for inverse floating rate municipal
               obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligation have a total value of $8,684,377 which represents 2.4% of net assets applicable to common Shareholders.

       #       Currently a zero coupon security; will convert to 5.30% on
               June 15, 2012.

       *       Current coupon of variable rate demand obligation.

      **       Joint exemption in New York and New Jersey.

      (a)      Securities have been designated as collateral in an amount equal to $156,731,702 in connection with open futures contracts.

      (b)      The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
               unrealized appreciation is $17,747,108 and the aggregate gross unrealized depreciation is $1,450,529, resulting in net
               unrealized appreciation of $16,296,579.

Bond Insurance:
---------------
     Ambac     Ambac Assurance Corporation.
     FGIC      Financial Guaranty Insurance Company.
      FSA      Financial Security Assurance Inc.
     MBIA      Municipal Bond Investors Assurance Corporation.
     XLCA      XL Capital Assurance Inc.

  Future Contracts Open at July 31, 2004:

                                                  DESCRIPTION,
          NUMBER OF                              DELIVERY MONTH             UNDERLYING FACE           UNREALIZED
          CONTRACTS         LONG/SHORT              AND YEAR                AMOUNT AT VALUE          DEPRECIATION
          ---------         ----------              --------                ---------------          ------------

             400               Short        U.S. Treasury Note 5 yr          $(43,800,000)            $(717,448)
                                                 September/2004

             1000              Short        U.S. Treasury Note 10 yr         (110,718,750)           (2,950,380)
                                                 September/2004                                     -----------

                                                 Total unrealized depreciation ................     $(3,667,828
                                                                                                    ===========

                        GEOGRAPHIC SUMMARY OF INVESTMENTS

             BASED ON MARKET VALUE AS A PERCENT OF TOTAL INVESTMENTS

Arizona.........   1.6%       Indiana.........   4.5%   New Hampshire.....    0.8%   Texas .........    13.1%

California......  13.5        Kentucky........   0.8    New Jersey........    1.8    Utah ..........     1.0

Colorado........   1.5        Louisiana.......   0.8    New York..........    9.1    Virginia ......     1.3

District of
Columbia........   2.9        Massachusetts...   5.0    North Carolina ...    1.2    Washington.....     3.1

Florida.........   7.4        Michigan........   2.7    Ohio... ..........    1.0    West Virginia .     0.6

Georgia.........   1.0        Minnesota.......   1.0    Pennsylvania .....    3.7
                                                                                     Joint
Hawaii..........   1.1        Missouri........   1.5    Puerto Rico ......    0.8    exemptions* ...    (0.8)
                                                                                                     --------
Idaho...........   0.8        Nebraska........   1.0    Rhode Island......    2.0

Illinois........   6.8        Nevada..........   4.4    South Carolina....    3.0    Total .........   100.0%
                                                                                                     ========

--------------
* Joint exemptions have been included in each geographic location.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust's in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004